UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET
BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments
September 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 20.4%
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.12% (a)	1.112%	10/03/2017	10/03/2017	$21,200,000	$21,217,166
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.18% (a)	1.052%	10/02/2017	03/02/2018	24,000,000	24,000,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.35% (a)	0.957%	10/22/2017	01/22/2018	30,000,000	30,000,000
P-1, A-1+	Federal Home Loan Bank (b)	1.055%	10/06/2017	10/06/2017	75,000,000	74,989,011
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.15% (a)	1.092%	10/25/2017	01/25/2018	37,000,000	37,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.105%	10/09/2017	01/09/2018	37,400,000	37,400,000
P-1, A-1+	Federal Home Loan Bank, 3 month USD LIBOR - .380% (a)	0.931%	11/09/2017	02/09/2018	35,000,000	35,000,406
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.17% (a)	1.067%	10/01/2017	02/01/2018	93,000,000	93,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.16% (a)	1.074%	10/18/2017	10/18/2017	41,000,000	41,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.15% (a)	1.089%	10/18/2017	01/18/2018	18,500,000	18,500,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.39% (a)	0.929%	10/26/2017	01/26/2018	68,000,000	68,000,000
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - .170% (a)	1.065%	10/29/2017	01/29/2018	115,000,000	114,999,194
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.117%	10/01/2017	08/01/2018	80,500,000	80,500,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.19% (a)	1.141%	12/28/2017	06/28/2018	98,500,000	98,500,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.101%	10/05/2017	01/05/2018	141,300,000	141,300,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.32% (a)	0.979%	10/03/2017	04/03/2018	56,300,000	56,300,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.32% (a)	1.011%	12/28/2017	03/28/2018	18,700,000	18,700,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.119%	10/17/2017	08/17/2018	72,300,000	72,306,917
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.28% (a)	1.037%	12/13/2017	12/13/2017	63,600,000	63,600,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.16% (a)	1.077%	10/06/2017	10/06/2017	42,500,000	42,500,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.107%	10/25/2017	07/25/2018	121,100,000	121,100,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.118%	10/26/2017	10/26/2018	100,000,000	99,990,141
P-1, A-1+	Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.34% (a)	0.965%	10/11/2017	01/11/2018	69,700,000	69,700,000
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	1.000%	10/25/2017	10/25/2017	100,000,000	99,933,333
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.16% (a)	1.075%	10/11/2017	05/11/2018	213,400,000	213,400,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15% (a)	1.087%	10/21/2017	06/21/2018	163,000,000	163,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.35% (a)	0.973%	12/22/2017	12/22/2017	88,000,000	88,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT - (continued)
P-1, A-1+	Federal National Mortgage Assoc. (b)	0.950%	10/02/2017	10/02/2017	$93,400,000	$93,397,276
P-1, A-1+	Federal National Mortgage Assoc. (b)	1.040%	10/10/2017	10/10/2017	65,000,000	64,983,100

TOTAL GOVERNMENT AGENCY DEBT						2,182,316,544

	TREASURY DEBT — 6.0%
P-1, A-1+	U.S. Treasury Bill (b)	1.120%	12/21/2017	12/21/2017	200,000,000	199,529,336
P-1, A-1+	U.S. Treasury Bill (b)	1.163%	10/26/2017	10/26/2017	106,000,000	105,913,272
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.07% (a)	1.123%	10/02/2017	04/30/2019	42,000,000	42,018,654
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.14% (a)	1.193%	10/02/2017	01/31/2019	39,000,000	39,061,146
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.221%	10/02/2017	10/31/2017	50,400,000	50,408,500
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.223%	10/02/2017	10/31/2018	36,000,000	36,068,556
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.227%	10/02/2017	07/31/2018	43,000,000	43,069,720
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.19% (a)	1.243%	10/03/2017	04/30/2018	52,000,000	52,049,995
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.27% (a)	1.325%	10/02/2017	01/31/2018	69,750,000	69,824,506

TOTAL TREASURY DEBT						637,943,685

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 34.9%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Government Obligation, 3.000% due 04/01/2045, valued at $255,000,000); expected proceeds $250,022,292	1.070%	10/02/2017	10/02/2017	250,000,000	250,000,000
P-2, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Government Obligation, 4.000% due 04/20/2047, valued at $27,540,001); expected proceeds $27,002,408	1.070%	10/02/2017	10/02/2017	27,000,000	27,000,000
P-1, A-1	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by various U.S. Government Obligations, 4.000% - 4.500% due 06/01/2047 - 09/20/2047, valued at $93,848,212); expected proceeds $92,008,050	1.050%	10/02/2017	10/02/2017	92,000,000	92,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Government Obligation, 1.250% due 01/16/2019, and U.S. Treasury Notes, 1.250% - 3.500% due 02/15/2018 - 09/30/2023, value at $66,300,001); expected proceeds $65,005,850	1.080%	10/02/2017	10/02/2017	$65,000,000	$65,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by various U.S. Government Obligations, 2.500% - 7.500% due 06/01/2020 - 09/01/2047, and a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, valued at $204,000,000); expected proceeds $200,041,222	1.060%	10/06/2017	10/06/2017	200,000,000	200,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/25/2017 (collateralized by various U.S. Government Obligations, 2.500% - 6.000% due 10/01/2018 - 09/20/2047, valued at $253,980,000); expected proceeds $249,049,385	1.020%	10/02/2017	10/02/2017	249,000,000	249,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/26/2017 (collateralized by various U.S. Government Obligations, 3.000% - 6.000% due 01/01/2026 - 09/20/2047, valued at $127,500,000); expected proceeds $125,024,792	1.020%	10/03/2017	10/03/2017	125,000,000	125,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/27/2017 (collateralized by various U.S. Government Obligations, 2.500% - 5.000% due 05/20/2029 - 08/01/2047, valued at $255,000,000); expected proceeds $250,049,583	1.020%	10/04/2017	10/04/2017	250,000,000	250,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by various U.S. Government Obligations, 2.500% - 8.000% due 02/01/2026 - 07/20/2047, valued at $306,000,000); expected proceeds $300,060,667	1.040%	10/06/2017	10/06/2017	300,000,000	300,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/27/2017 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 12/01/2025 - 07/01/2047, valued at $459,001,838); expected proceeds $450,088,375	1.010%	10/04/2017	10/04/2017	$450,000,000	$450,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/29/2017 (collateralized by various U.S. Government Obligations, 3.000% - 6.500% due 03/01/2024 - 03/01/2047, valued at $94,862,083); expected proceeds $93,008,060	1.040%	10/02/2017	10/02/2017	93,000,000	93,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/18/2017 (collateralized by various U.S. Government Obligations, 1.375% - 4.000% due 03/18/2019 - 09/01/2043, U.S. Treasury Bill, 0.000% due 11/30/2017, U.S. Treasury Bond, 9.000% due 11/15/2018, U.S. Treasury Inflation Index Notes, 0.375% - 1.125% due 01/15/2021 - 07/15/2023, and U.S. Treasury Notes, 1.143% - 3.750% due 06/30/2018 - 05/15/2025, valued at $255,000,000); expected proceeds $250,133,750	1.070%	10/06/2017	10/06/2017	250,000,000	250,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by various U.S. Government Obligations, 1.375% - 5.727% due 03/18/2019 - 04/01/2047, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, and a U.S. Treasury Strip, 0.000% due 05/15/2023, valued at $153,000,000); expected proceeds $150,013,000	1.040%	10/02/2017	10/02/2017	150,000,000	150,000,000
P-1, A-1+	Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Government Obligation, 1.500% due 07/30/2020, valued at $3,061,220); expected proceeds $3,000,263	1.050%	10/02/2017	10/02/2017	3,000,000	3,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by various U.S. Government Obligations, 3.000% - 6.250% due 06/01/2026 - 09/01/2047, and U.S. Treasury Notes, 1.250% - 2.000% due 12/31/2018 - 04/30/2024, valued at $479,442,387); expected proceeds $470,041,517	1.060%	10/02/2017	10/02/2017	$470,000,000	$470,000,000
NR, A-1+	Agreement with Wells Fargo and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by various U.S. Government Obligations, 2.480% - 6.000% due 05/01/2023 - 05/01/2047, valued at $765,067,575); expected proceeds $750,066,250	1.060%	10/02/2017	10/02/2017	750,000,000	750,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						3,724,000,000

	TREASURY REPURCHASE AGREEMENTS — 36.3%
P-2, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Notes, 1.625% due 05/31/2023, valued at $91,752,209); expected proceeds $89,960,871	1.050%	10/02/2017	10/02/2017	89,953,000	89,953,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Note, 1.125% due 01/31/2019, and U.S. Treasury Strips, 0.000% due 11/15/2017 - 08/15/2027, valued at $18,360,000); expected proceeds $18,001,530	1.020%	10/02/2017	10/02/2017	18,000,000	18,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2042, valued at $20,400,015); expected proceeds $20,001,783	1.070%	10/02/2017	10/02/2017	20,000,000	20,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Note, 0.875% due 07/15/2018, valued at $3,060,023); expected proceeds $3,000,265	1.060%	10/02/2017	10/02/2017	3,000,000	3,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bond, 8.000% due 11/15/2021, valued at $1,450,120,915); expected proceeds $1,450,120,833	1.000%	10/02/2017	10/02/2017	$1,450,000,000	$1,450,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Note, 1.875% due 01/31/2022, valued at $3,060,490); expected proceeds $3,000,263	1.050%	10/02/2017	10/02/2017	3,000,000	3,000,000
P-1, A-1	Agreement with Lloyds Bank PLC and dated 05/16/2017 (collateralized by a U.S. Treasury Bond, 2.500% due 01/15/2029, U.S. Treasury Notes, 0.125% - 2.250% due 12/31/2018 - 01/15/2023, valued at $76,873,065); expected proceeds $75,467,667 (c)	1.220%	10/02/2017	11/16/2017	75,000,000	75,000,000
P-1, A-1	Agreement with Lloyds Bank PLC and dated 06/06/2017 (collateralized by a U.S. Treasury Bill, 0.990% 04/15/2020, and U.S. Treasury Bond, 2.500% due 01/15/2029, and U.S. Treasury Notes, 1.125% - 2.000% due 12/31/2018 - 07/15/2024, valued at $102,385,855); expected proceeds $100,630,333 (c)	1.240%	10/02/2017	12/06/2017	100,000,000	100,000,000
P-1, A-1	Agreement with Lloyds Bank PLC and dated 08/16/2017 (collateralized by a U.S. Treasury Bill, 0.125% due 04/15/2020, U.S. Treasury Bond, 2.500% due 01/15/2029, and U.S. Treasury Notes, 1.125% - 2.250% due 12/31/2018 - 01/15/2023, valued at $76,685,151); expected proceeds $75,220,417 (c)	1.150%	10/02/2017	11/16/2017	75,000,000	75,000,000
P-1, A-1	Agreement with Lloyds Bank PLC and dated 09/27/2017 (collateralized by a U.S. Treasury Bill, 0.125% due 02/15/2043, U.S. Treasury Bonds, 0.625% - 2.500% due 01/15/2029 - 02/15/2043, and by U.S. Treasury Notes, 0125% - 1.750% due 02/28/2022 - 07/15/2025, valued at $255,270,007); expected proceeds $250,050,069	1.030%	10/04/2017	10/04/2017	250,000,000	250,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with MUFG Securities, dated 09/28/2017 (collateralized by U.S. Treasury Bonds, 2.285% - 3.000% due 05/15/2045 - 02/15/2047, and a U.S. Treasury Notes, 1.500% - 2.000% due 03/31/2023 - 11/15/2026, valued at $200,576,829); expected proceeds $200,046,222	1.040%	10/06/2017	10/06/2017	$200,000,000	$200,000,000
P-1, A-1	Agreement with MUFG Securities, dated 09/29/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 01/04/2018, a U.S. Treasury Bond, 3.125% due 01/04/2018, and a U.S. Treasury Notes, 1.125% - 9.000% due 11/15/2018 - 05/15/2026, valued at $458,777,264); expected proceeds $450,041,250	1.100%	10/02/2017	10/02/2017	450,000,000	450,000,000
P-1, A-1	Agreement with MUFG Securities, dated 09/29/2017 (collateralized by a U.S. Treasury Bond,2.500% due 02/15/2046, and a U.S. Treasury Notes, 0.875% - 3.125% due 01/31/2018 - 02/28/2022, valued at $309,364,636); expected proceeds $300,060,083	1.030%	10/06/2017	10/06/2017	300,000,000	300,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/28/2017 (collateralized by a U.S. Treasury Bond, 2.750% due 08/15/2042, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 0.750% - 2.000% due 07/31/2018 - 10/31/2021, valued at $204,000,081); expected proceeds $200,040,444	1.040%	10/05/2017	10/05/2017	200,000,000	200,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 05/24/2018, a U.S. Treasury Bond, 4.375% due 05/15/2041, U.S. Treasury Inflation Index Notes, 0.125% - 0.375% due 04/15/2018 - 01/15/2027, and U.S. Treasury Notes, 1.125% - 1.875% due 01/31/2019 - 08/15/2026, valued at $663,000,000); expected proceeds $650,057,958	1.070%	10/02/2017	10/02/2017	$650,000,000	$650,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						3,883,953,000
TOTAL INVESTMENTS — 97.6%(d)(e)						10,428,213,229
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%						257,115,722
NET ASSETS — 100.0%						$10,685,328,951

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2017.
(b)	Rate represents annualized yield at date of purchase.
(c)	Illiquid security. This security represents $250,000,000 or 2.3% of net assets as of September 30, 2017.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
(e)	Also represents the cost for federal tax purposes.
MMY = Money Market Yield

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Schedule of Investments
September 30, 2017 (Unaudited)

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended September 30, 2017.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 11.1%
Alpine Securitization Ltd. 1.44%, 1/31/2018 (a)	$30,000,000	$29,854,610
Barton Capital Corp. 1.33%, 10/30/2017 (a)	18,000,000	17,979,525
Barton Capital SA 1.38%, 1/11/2018 (a)	17,650,000	17,578,463
Collateralized Commercial Paper Co. LLC 1.35%, 12/14/2017 (a)	25,000,000	24,930,228
Collateralized Commercial Paper Co. LLC 3 Month USD LIBOR + 0.12%, 1.42%, 1/4/2018 (b)	20,000,000	20,008,437
Collateralized Commercial Paper Co. LLC 1 Month USD LIBOR + 0.31%, 1.55%, 10/26/2017 (b)	15,000,000	15,003,995
Kells Funding LLC 1.24%, 10/6/2017 (a)	20,000,000	19,995,411
Kells Funding LLC 1.32%, 12/1/2017 (a)	30,000,000	29,933,535
Kells Funding LLC 1 Month USD LIBOR + 0.10%, 1.34%, 3/14/2018 (b)	20,000,000	19,999,091
Liberty Funding LLC 1.37%, 1/19/2018 (a)	30,000,000	29,870,547
		225,153,842

CERTIFICATES OF DEPOSIT — 36.4%
Bank of America NA 1 Month USD LIBOR + 0.13%, 1.36%, 3/5/2018 (b)	10,000,000	9,999,158
Bank of America NA 1 Month USD LIBOR + 0.13%, 1.37%, 11/1/2017 (b)	25,000,000	24,999,697
Bank of America NA 1 Month USD LIBOR + 0.14%, 1.37%, 1/16/2018 (b)	13,000,000	12,999,442
Bank of Montreal 1.32%, 12/5/2017 (a)	10,000,000	10,000,830
Bank of Montreal 1 Month USD LIBOR + 0.13%, 1.36%, 11/3/2017 (b)	25,000,000	25,003,886
Bank of Montreal 3 Month USD LIBOR + 0.17%, 1.48%, 5/23/2018 (b)	20,000,000	20,013,559
Bank of Montreal 3 Month USD LIBOR + 0.33%, 1.64%, 11/9/2017 (b)	12,000,000	12,005,849
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.16%, 10/2/2017 (a)	15,000,000	14,999,992
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.29%, 10/5/2017 (a)	15,000,000	15,000,286
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.32%, 12/21/2017 (a)	15,000,000	15,000,194
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.35%, 1/3/2018 (a)	20,000,000	20,000,467
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.38%, 1/16/2018 (a)	15,000,000	15,000,774
BNP Paribas 1.28%, 10/2/2017 (a)	15,000,000	15,000,166
BNP Paribas 1.34%, 1/18/2018 (a)	20,000,000	20,001,134

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
CERTIFICATES OF DEPOSIT - (continued)
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.29%, 1.53%, 12/1/2017 (b)	$15,000,000	$15,007,304
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.44%, 1.68%, 2/14/2018 (b)	15,000,000	15,019,755
Citibank NA 1.30%, 10/6/2017 (a)	20,000,000	20,000,522
DnB Bank ASA 1.20%, 10/2/2017 (a)	15,000,000	15,000,058
ING Bank NV 1 Month USD LIBOR + 0.22%, 1.45%, 11/6/2017 (b)	25,000,000	25,000,000
ING Bank NV 1 Month USD LIBOR + 0.28%, 1.51%, 10/13/2017 (b)	13,000,000	13,000,000
KBC Bank NV 1.14%, 10/3/2017 (a)	10,000,000	9,999,952
KBC Bank NV 1.23%, 10/20/2017 (a)	15,000,000	15,000,311
Lloyds Bank PLC 1 Month USD LIBOR + 0.15%, 1.38%, 11/3/2017 (a)(b)	25,000,000	25,004,432
Lloyds Bank PLC 1 Month USD LIBOR + 0.36%, 1.59%, 12/8/2017 (b)	20,000,000	20,013,182
Nordea Bank AB 1.18%, 10/13/2017 (a)	15,000,000	14,999,909
Norinchukin Bank 1.20%, 10/17/2017 (a)	20,000,000	20,000,052
Norinchukin Bank 1.20%, 10/30/2017 (a)	20,000,000	19,999,810
Norinchukin Bank 1.36%, 10/27/2017 (a)	20,000,000	20,004,404
Norinchukin Bank 1 Month USD LIBOR + 0.17%, 1.41%, 2/22/2018 (b)	5,000,000	5,000,338
Rabobank Nederland NV 1.30%, 12/27/2017 (a)	20,000,000	20,001,028
Royal Bank of Canada 1 Month USD LIBOR + 0.13%, 1.37%, 3/1/2018 (b)	20,000,000	20,001,850
Royal Bank of Canada 3 Month USD LIBOR + 0.09%, 1.39%, 4/5/2018 (b)	20,000,000	20,006,621
Royal Bank of Canada 3 Month USD LIBOR + 0.13%, 1.44%, 6/12/2018 (b)	15,000,000	15,004,756
Societe Generale SA 1.40%, 10/23/2017 (a)	19,000,000	19,002,625
Sumitomo Mitsui Banking Corp. 0.60%, 11/2/2017 (a)	20,000,000	20,001,557
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.18%, 1.41%, 3/2/2018 (b)	18,000,000	18,000,747
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.20%, 1.44%, 3/29/2018 (b)	25,000,000	25,001,462
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.15%, 1.39%, 4/30/2018 (b)	20,000,000	20,004,549
Swedbank AB 1.13%, 10/3/2017 (a)	15,000,000	14,999,962

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
CERTIFICATES OF DEPOSIT - (continued)
Swedbank AB 1.13%, 10/4/2017 (a)	$25,000,000	$24,999,920
Swedbank AB 1.13%, 10/5/2017 (a)	15,000,000	14,999,940
Toronto-Dominion Bank 1.31%, 12/20/2017 (a)	15,000,000	15,001,779
Wells Fargo Bank NA 1 Month USD LIBOR + 0.12%, 1.35%, 10/18/2017 (b)	10,000,000	10,000,929
		740,103,188

FINANCIAL COMPANY COMMERCIAL PAPER — 32.2%
Australia & New Zealand Banking Group Ltd. 1 Month USD LIBOR + 0.18%, 1.42%, 8/24/2018 (b)	25,000,000	25,005,776
Bank Nederlandse Gemeenten 1.23%, 10/10/2017 (a)	20,000,000	19,992,575
Bank of Nova Scotia 1 Month USD LIBOR + 0.20%, 1.43%, 7/6/2018 (b)	11,300,000	11,300,975
Bank of Nova Scotia 3 Month USD LIBOR + 0.20%, 1.51%, 2/23/2018 (b)	11,000,000	11,007,429
Bank of Nova Scotia 1 Month USD LIBOR + 0.28%, 1.52%, 12/1/2017 (b)	7,000,000	7,003,286
BNP Paribas 1.18%, 10/5/2017 (a)	15,000,000	14,997,140
BNP Paribas 1.31%, 12/5/2017 (a)	25,000,000	24,943,795
Canadian Imperial Bank of Commerce 1.35%, 11/13/2017 (a)	19,750,000	19,720,869
Commonwealth Bank of Australia 1 Month USD LIBOR + 0.19%, 1.43%, 9/7/2018 (b)	20,000,000	19,984,740
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.15%, 1.48%, 3/21/2018 (b)	20,000,000	20,015,362
Credit Agricole Corporate & Investment Bank 1.35%, 12/1/2017 (a)	15,000,000	15,004,099
Credit Suisse 1 Month USD LIBOR + 0.26%, 1.50%, 5/1/2018 (b)	20,000,000	20,007,650
DBS Bank Ltd. 1.31%, 10/10/2017 (a)	10,000,000	9,996,226
DnB Bank ASA 1.13%, 10/3/2017 (a)	15,000,000	14,998,107
HSBC Bank PLC 1 Month USD LIBOR + 0.16%, 1.39%, 5/18/2018 (b)	11,000,000	11,002,414
ING U.S. Funding LLC 1 Month USD LIBOR + 0.24%, 1.47%, 5/4/2018 (b)	14,000,000	14,003,122
Mizuho Bank Ltd. 1.10%, 10/5/2017 (a)	30,000,000	29,999,710
National Securities Clearing Corp. 1.12%, 10/3/2017 (a)	25,000,000	24,996,817
National Securities Clearing Corp. 1.12%, 10/4/2017 (a)	50,000,000	49,992,028
Nederlandse Waterschapsbank NV 1.23%, 10/16/2017 (a)	35,000,000	34,980,811

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Nederlandse Waterschapsbank NV 1.27%, 10/4/2017 (a)	$25,000,000	$24,996,014
NRW Bank 1.31%, 12/7/2017 (a)	30,000,000	29,925,767
NRW Bank 1.42%, 2/5/2018 (a)	25,000,000	24,873,150
Swedbank AB 1.33%, 12/13/2017 (a)	15,000,000	14,961,563
Toronto-Dominion Bank 1 Month USD LIBOR + 0.16%, 1.39%, 6/5/2018 (b)	25,000,000	25,002,951
UBS AG 1 Month USD LIBOR + 0.20%, 1.43%, 3/2/2018 (b)	20,000,000	20,005,094
UBS AG 1 Month USD LIBOR + 0.20%, 1.43%, 4/6/2018 (b)	20,000,000	20,002,731
UBS AG 1 Month USD LIBOR + 0.20%, 1.44%, 1/22/2018 (b)	20,000,000	20,004,722
Wells Fargo Bank NA 1 Month USD LIBOR + 0.13%, 1.37%, 12/19/2017 (b)	27,000,000	27,005,590
Westpac Banking Corp. 1 Month USD LIBOR + 0.19%, 1.43%, 8/31/2018 (b)	24,000,000	24,000,546
Westpac Banking Corp. 1 Month USD LIBOR + 0.40%, 1.63%, 2/16/2018 (b)	17,000,000	17,019,469
Westpac Banking Corp. 1 Month USD LIBOR + 0.50%, 1.74%, 1/12/2018 (b)	9,000,000	9,011,145
		655,761,673

GOVERNMENT AGENCY DEBT — 3.7%
Federal National Mortgage Assoc. 0.95%, 10/2/2017 (a)	75,000,000	75,000,000

OTHER COMMERCIAL PAPER — 8.3%
Caisse des Depots et Consignations 1.09%, 10/5/2017 (a)	40,000,000	39,992,320
DnB Bank ASA 1.13%, 10/4/2017 (a)	50,000,000	49,999,840
Erste Abwicklungsanstalt 1.30%, 12/13/2017 (a)	30,000,000	29,920,000
General Electric Co. 1.08%, 10/2/2017 (a)	25,000,000	24,997,739
Toyota Motor Credit Corp 1 Month USD LIBOR + 0.15%, 1.39%, 2/14/2018 (b)	25,000,000	25,008,290
		169,918,189

OTHER NOTES — 7.5%
Canadian Imperial Bank of Commerce 1.05%, 10/2/2017 (b)	25,000,000	25,000,000
National Australia Bank Ltd. 1.05%, 10/2/2017 (b)	30,000,000	30,000,000
Natixis North America LLC 1.08%, 10/2/2017 (b)	22,132,000	22,132,000
Skandinaviska Enskilda Banken AB 1.06%, 10/2/2017 (b)	50,000,000	50,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
OTHER NOTES - (continued)
Toyota Motor Credit Corp. 3 Month USD LIBOR + 0.25%, 1.57%, 12/5/2017 (b)	$15,000,000	$15,006,553
US Bank NA 3 Month USD LIBOR + 0.30%, 1.61%, 1/26/2018 (b)	10,000,000	10,006,757
		152,145,310

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 0.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Government Obligation, 3.120% due 09/25/2026, valued at $5,400,001); expected proceeds $5,000,446 1.07%, 10/2/2017 (a)	5,000,000	5,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by various U.S. Government Obligations, 4.000% due 06/01/2047 - 07/01/2047, valued at $10,200,001); expected proceeds $10,000,875 1.05%, 10/2/2017 (a)	10,000,000	10,000,000
		15,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,032,918,315)		2,033,082,202

TOTAL INVESTMENTS — 99.9% (Cost $2,032,918,315)		2,033,082,202
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,159,506

NET ASSETS — 100.0%		$2,034,241,708

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2017.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments
Asset Backed Commercial Paper	$—	$225,153,842	$—	$225,153,842
Certificates of Deposit	—	740,103,188	—	740,103,188
Financial Company Commercial Paper	—	655,761,673	—	655,761,673
Government Agency Debt	—	75,000,000	—	75,000,000
Other Commercial Paper	—	169,918,189	—	169,918,189
Other Notes	—	152,145,310	—	152,145,310
Government Agency Repurchase Agreements	—	15,000,000	—	15,000,000
TOTAL INVESTMENTS	$—	$2,033,082,202	$—	$2,033,082,202

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments
September 30, 2017 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•
Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017, is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended September 30, 2017.

Aggregate Unrealized Appreciation and Depreciation

At September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$2,032,918,315	$226,690	$62,803	$163,887

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Navigator Securities Lending Trust

Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Navigator Securities Lending Trust

Date:	November 21, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial and Accounting Officer) of State Street Navigator Securities Lending Trust

Date:	November 21, 2017